Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate	Mar. 31, 2022	Dec. 31, 2021
Operating Lease [Member]
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (years)	4 years 1 month 13 days	4 years 6 months 3 days
Weighted average discount rate	5.92%	5.94%
Finance Lease [Member]
Leases (Details) - Schedule of weighted average remaining lease term and the weighted average discount rate [Line Items]
Weighted average remaining lease term (years)	1 year 2 months 23 days	1 year 2 months 19 days
Weighted average discount rate	10.24%	13.21%